Segment reporting	12 Months Ended
Dec. 31, 2021
Operating Segments [Abstract]
Segment reporting	Segment reporting
Nomad has one reporting and operating segment, "Frozen", reflected in the segment presentation below for the periods presented. The CODM primarily uses “Adjusted EBITDA”, disclosed in Note 3.19, as the key measure of the segment’s results, which is considered non-IFRS financial information.
Segment Adjusted EBITDA

		Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	Note	€m	€m	€m
Profit for the period		181.0	225.1	153.6
Taxation		55.7	70.4	56.7
Net financing costs		106.0	63.7	73.2
Depreciation and amortization		71.6	67.6	68.3
Acquisition purchase price adjustments		8.4	—	—
Exceptional items	7	45.3	20.6	54.5
Other add-backs		18.7	19.4	25.7
Adjusted EBITDA		486.7	466.8	432.0

Acquisition purchase price adjustments relate to the reversal of the non-cash increase applied to inventory acquired in business combinations to value it at fair value as opposed to cost.
Other add-backs include the elimination of share-based payment expense and related employer payroll expense of €5.8 million (2020: €12.1 million, 2019: €22.4 million) and elimination of non-operating M&A related costs, professional fees and transaction costs of €12.9 million (2020: €7.3 million, 2019: €3.3 million). We exclude these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.
No information on segment assets or liabilities is presented to the CODM.
Product information
Management considers the products it sells belong to one category, being "Frozen".
Geographical information
External revenue by geography

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
	€m	€m	€m
United Kingdom	758.3	747.3	712.5
Italy	417.9	426.3	394.1
Germany	396.3	393.2	329.6
France	188.6	203.8	176.6
Sweden	148.1	158.7	175.7
Austria	129.3	127.9	108.2
Norway	121.7	115.6	120.4
Spain	75.1	82.6	79.5
Rest of Europe	371.3	260.5	227.7
Total external revenue by geography	2,606.6	2,515.9	2,324.3
Non-current assets by geography

	December 31, 2021	December 31, 2020
	€m	€m
Germany	140.0	135.5
United Kingdom	139.6	132.1
Italy	64.8	68.5
Serbia	48.5	—
Croatia	38.5	—
Ireland	34.3	31.9
Norway	31.0	30.0
Sweden	29.8	28.5
Rest of Europe	72.3	52.7
Total non-current assets by geography	598.8	479.2
Non-current assets exclude deferred tax assets, goodwill and brands which are not bound to one geographical area